Transactions with Affiliates - Gains (Losses) on Commodity Price Swap Agreements Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gains (losses) on commodity price swap agreements related to sales and purchases
Gains (losses) on commodity price swap agreements		$ 66,292	$ 54,868	$ 38,164
Sales [Member]
Gains (losses) on commodity price swap agreements related to sales and purchases
Gains (losses) on commodity price swap agreements	[1]	191,236	123,360	123,458
Sales [Member] | Natural Gas [Member]
Gains (losses) on commodity price swap agreements related to sales and purchases
Gains (losses) on commodity price swap agreements	[1]	45,978	9,494	21,382
Sales [Member] | Natural Gas Liquids [Member]
Gains (losses) on commodity price swap agreements related to sales and purchases
Gains (losses) on commodity price swap agreements	[1]	145,258	113,866	102,076
Purchases [Member]
Gains (losses) on commodity price swap agreements related to sales and purchases
Gains (losses) on commodity price swap agreements	[2]	$ (124,944)	$ (68,492)	$ (85,294)

[1]	Reported in affiliate natural gas, natural gas liquids and drip condensate sales in the consolidated statements of income in the period in which the related sale is recorded.
[2]	Reported in cost of product in the consolidated statements of income in the period in which the related purchase is recorded.